Right-of-use assets and lease liabilities Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2018
Right-of-use assets and lease liabilities [Abstract]
Lessor, Operating Leases [Text Block]
Right-of-use assets and lease liabilities
Right-of-use assets consist of the following operating leases:

As of December 31	2017	2018
(in millions)	EUR	EUR

Properties	81.7	105.1
Cars	10.1	11.9
Warehouses	16.7	14.5
Other	5.2	6.1
Right-of-use assets	113.7	137.6

Lease liabilities related to operating leases are split between current and non-current:

As of December 31	2017	2018
(in millions)	EUR	EUR

Current	32.8	46.3
Non-current	81.0	93.7
Lease liabilities	113.8	140.0

The Consolidated Statements of Operations shows the following depreciation charges relating to these operating leases:

As of December 31	2016	2017	2018
(in millions)	EUR	EUR	EUR

Properties	31.0	29.9	40.2
Cars	7.1	7.1	7.4
Warehouses	5.1	5.9	7.1
Other	7.1	11.6	12.4
Depreciation charge right-of-use assets	50.3	54.5	67.1

The total cash outflow for operating leases in 2018 was EUR 67.1 million (2017: EUR 54.5 million; 2016: EUR 50.3 million).
The weighted average remaining lease term in 2018 was 60 months (2017: 57 months; 2016: 65 months). The weighted average discount rate in 2018 was 2.1 percent (2017: 2.2 percent; 2016: 2.2 percent).
The contractual maturity of the lease liabilities has been disclosed in Note 18 Commitments, contingencies and guarantees.
The disclosure of Finance Leases has been included in Note 13 Property, plant and equipment.